Consolidated Balance Sheets (Parentheticals) - £ / shares	Dec. 31, 2021	Apr. 22, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Ordinary shares, par value (in Pounds per share)	£ 0.001		£ 0.001
Ordinary shares, Authorized	100,000,000		100,000,000
Ordinary shares, Issued	15,955,875	1,932,660	13,639,451
Ordinary shares, Outstanding	15,955,875		13,639,451